Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pension [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Accrued benefit liabilities	$ 22,070	$ 8,566
Other [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Accrued benefit liabilities	25,914	23,508
Present value of funded obligations [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations	375,222	331,737
Accrued benefit liabilities	22,070	8,566
Present value of funded obligations [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of funded obligations
Accrued benefit liabilities	25,914	23,508
Fair value of plan assets [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Fair value of plan assets	(354,385)	(324,257)
Fair value of plan assets [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Fair value of plan assets
Surplus deficit in plan [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Surplus deficit in plan	20,837	7,480
Surplus deficit in plan [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Surplus deficit in plan
Present value of unfunded obligations [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of unfunded obligations	1,233	1,086
Present value of unfunded obligations [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance [Line Items]
Present value of unfunded obligations	$ 25,914	$ 23,508